TAXATION - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 34,807	$ 3,449
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	115,269	104,022
Deferred income tax liabilities	(80,462)	(100,573)
Net deferred income tax asset	34,807	3,449
Accounting income not currently taxable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(21,446)	42,267
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	(21,446)	42,267
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(127,021)	(138,615)
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	(127,021)	(138,615)
Investment tax credits taxable in future years when utilized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(6,092)	(4,781)
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	(6,092)	(4,781)
Loss available for offset against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	82,688	14,222
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	82,688	14,222
Interest limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	80,433	58,397
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	80,433	58,397
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22,699	21,197
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	22,699	21,197
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	3,546	10,762
Deferred tax assets and liabilities [abstract]
Net deferred income tax asset	$ 3,546	$ 10,762